EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
(Loss)/Earnings per share:
EARNINGS PER SHARE

20. EARNINGS PER SHARE

Table 20.1: Details of Basic and Dilutive (Loss)/Earnings Per Share

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Basic net (loss)/income per share:
Numerator
Net (loss)/income including non-controlling interests	$(3,240,017)	$116,093	$(18,778,917)	$109,712
Less: Net loss attributable to non-controlling interest	(116,700)	-	(218,359)	-
Net (loss)/income attributable to common stockholders - basic	(3,123,317)	116,093	(18,560,558)	109,712
Denominator
Weighted average shares outstanding - basic	1,965,285	498,941	1,252,543	498,941
Basic net (loss)/income per share attributable to common stockholders	$(1.59)	$0.23	$(14.82)	$0.22
Diluted net (loss)/income per share:
Numerator
Net (loss)/income attributable to common stockholders - basic	$(3,123,317)	$116,093	$(18,560,558)	$109,712
Add back interest for subordinated convertible promissory note	2,500	2,500	40,833	7,500
Net (loss)/income attributable to common stockholders - diluted	$(3,120,817)	$118,593	$(18,519,725)	$117,212
Denominator
Weighted average shares outstanding - basic	1,965,285	498,941	1,252,543	498,941
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note	3,333	57,884	3,333	57,884
Conversion of Series A Convertible Preferred Stock	-	70,203	-	70,203
Conversion of Series B Convertible Preferred Stock	-	200,000	-	175,203
Exercise of investor and placement agent warrants	-	292,806	-	292,806
Weighted average shares outstanding - diluted	1,968,618	1,119,834	1,255,876	1,095,037
Dilutive net (loss)/income per share attributable to common stockholders	$(1.59)	$0.11	$(14.75)	$0.11

Table 20.2: Details of Potentially Dilutive Effect of Securities Excluded from Dilutive EPS due to Anti- Dilutive Effect

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Conversion of Series A Convertible Preferred Stock	151,126	-	114,388	70,203
Conversion of Series B Convertible Preferred Stock	45	-	56,601	162,637
Conversion of Series C Convertible Preferred Stock	1,202	-	1,202	-
Conversion of Series D Convertible Preferred Stock	5,000	-	15,264	-
Conversion of Series E Convertible Preferred Stock	2	-	1	-
Exercise of investor and placement agent warrants	613,255	-	491,652	315,028

NOTE 16 — EARNINGS PER SHARE

The components of basic and diluted Earnings Per Share (“EPS”) were as follows:

	Years ended
	December 31,
	2024	2023

Basic Earnings (Loss) Per Share Numerator
Net Income (Loss)	$1,229,601	$(2,097,013)
Income (Loss) Available to Common Stockholders	1,229,601	(2,097,013)

Diluted Earnings (Loss) Per Share Numerator
Add back interest for subordinated convertible promissory note	286,667	286,667

Income (Loss) Available to Common Stockholders on Converted Basis	$1,516,268	$(1,810,346)

Original Shares:
Basic Weighted Average Shares Outstanding	14,968,215	14,782,442

Dilutive Shares:
Additions from Potential Events
- Conversion of Subordinated Convertible Promissory Note	1,736,533	1,736,533
- Conversion of Series A Convertible Preferred Stock	8,877,927	2,106,075
- Conversion of Series B Convertible Preferred Stock	54,426,230	16,767,123
- Conversion of Series C Convertible Preferred Stock	36,045	36,045
- Exercise of Investor and Placement Agent Warrants	9,450,840	7,450,840
Diluted Weighted Average Shares Outstanding:	89,495,790	42,879,058

Earnings (loss) Per Share
- Basic	$0.08	$(0.14)
- Diluted	$0.02	$(0.14)